Business Acquisitions (Details 3) - IPI Purchase Price [Member]	1 Months Ended
Jan. 31, 2019 USD ($) $ / shares shares
Number of Preferred Series A paid | shares	800,000
Per share value | $ / shares	$ 8.81
Purchase price | $	$ 7,048,000